PREMISES AND EQUIPMENT	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
PREMISES AND EQUIPMENT	Premises and Equipment
Premises and equipment at December 31 were as follows:

(Dollars in thousands)	2023	2022
Land and land improvements	$48,575	$49,016
Buildings	162,423	157,620
Furniture and fixtures	72,580	69,855
Leasehold improvements	32,060	32,515
Construction in progress	8,413	5,644
	324,051	314,650

Less: Accumulated depreciation and amortization	129,311	125,570
Total	$194,740	$189,080

Depreciation expense recorded on premises and equipment in 2023, 2022 and 2021 was $13.3 million, $12.9 million and $14.1 million, respectively.